Earnings per share (Tables)	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Summary of Earnings Per Share Basic and Diluted

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
		(as restated)		(as restated)
Net loss	$(36,744,722)	$(3,759,102)	$(153,976,295)	$(9,959,944)

Net loss per share basic and diluted	(0.14)	(0.02)	(0.62)	(0.05)

Weighted-average number of shares outstanding—basic and diluted	272,040,343	220,000,000	247,010,044	220,000,000